Balance Sheet Components - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents maturity period less than (in days)	P90D	P90D
Short-term investments maturity period less than (in years)	P1Y	P1Y
Aggregate capital leased assets, gross	$ 715,264	$ 725,337
Accumulated depreciation on capital leases	$ 161,355	$ 117,338
Minimum
Cash and Cash Equivalents [Line Items]
Long-term investments maturity period (in years)	P1Y	P1Y
Maximum
Cash and Cash Equivalents [Line Items]
Long-term investments maturity period (in years)	P3Y	P3Y